Subsequent Events	12 Months Ended
Dec. 26, 2020
Hman Group holdings Inc and subsidiaries
Subsequent Events

20.  Subsequent Events

The Company evaluated subsequent events through March 11, 2021, the date these financial statements were issued. Other than the item discussed below, there were no material subsequent events that required recognition or additional disclosure in these financial statements.

On January 24, 2021, the Company’s parent, HMAN Group Holdings, Inc., and Landcadia Holdings III, Inc. (“Landcadia”), a special purpose acquisition company (“SPAC”) entered into an agreement (“Merger Agreement”) whereby the Parent would become a wholly owned subsidiary of Landcadia for the consideration of $911.3 million upon approval of the Landcadia shareholders and will be accounted for as a reverse acquisition resulting in a recapitalization of HMAN Group Holdings. Consideration would be a combination of roll-over equity by current Company shareholders, new share purchases by Landcadia SPAC participants, cash from a new credit agreement and refinancing of existing credit facilities of the Company. A full description of the proposed acquisition terms may be found in the Landcadia Proxy Statement dated February 3, 2021 (the “Proxy”) filed with the United States Securities and Exchange Commission (“SEC”), which is available on www.sec.gov.